Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,750,000	4,750,000
Common stock, shares outstanding	4,750,000	4,750,000